Accounts payable	12 Months Ended
Dec. 31, 2025
Accounts Payable
Accounts payable

Note 8 – Accounts payable

Accounts payable mainly consist of trade accounts payable. As of December 31, 2025 and 2024, the balance of accounts payable were $3,318,162 and $2,787,656, respectively.

The ageing of all accounts payable is under 2 years, and the Company is not required to pay any interest on accounts payable.